Effects of Regulation (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Regulated Generating Unit to be Retired
Gross Investment		$ 22,762.4	$ 21,699.9
Accumulated Depreciation and Amortization		19,007.6	17,986.1
Total Property, Plant and Equipment, Net		60,138.1	55,099.1
Materials and Supplies		640.7	602.1
Regulatory Assets
Current Regulatory Assets		92.9	150.1
Noncurrent Regulatory Assets		3,158.8	3,310.4
Regulatory Liabilities
Current Regulatory Liabilities		86.6	58.6
Noncurrent Regulatory Liabilities		8,457.6	8,540.3
Effects of Regulation Textuals [Abstract]
Secured Debt		1,025.1	1,111.4
Accumulated Depreciation and Amortization		19,007.6	17,986.1
Asset Impairments and Other Related Charges		$ 156.4	$ 70.6	$ 87.1
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%	21.00%	35.00%
Share of Net Investment in Dolet Hills Power Station		$ 157.0
Dolet Hills Lignite Company Unbilled Fixed Costs		106.0
Oxbow Unbilled Fixed Costs		22.0
AEP Texas Inc. [Member]
Regulated Generating Unit to be Retired
Gross Investment		351.7	$ 352.1
Accumulated Depreciation and Amortization		1,758.1	1,651.2
Total Property, Plant and Equipment, Net		8,845.1	7,991.8
Materials and Supplies		56.7	52.8
Regulatory Assets
Noncurrent Regulatory Assets		280.6	430.0
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1,316.9	1,344.3
Effects of Regulation Textuals [Abstract]
Secured Debt		776.8	791.2
Accumulated Depreciation and Amortization		1,758.1	1,651.2
Asset Impairments and Other Related Charges		$ 32.5	$ 0.0	$ 0.0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%	21.00%	35.00%
AEP Transmission Co [Member]
Regulated Generating Unit to be Retired
Accumulated Depreciation and Amortization		$ 402.3	$ 271.9
Total Property, Plant and Equipment, Net		9,490.9	7,996.2
Materials and Supplies		13.8	19.0
Regulatory Assets
Noncurrent Regulatory Assets		4.2	12.9
Regulatory Liabilities
Noncurrent Regulatory Liabilities		540.9	521.3
Effects of Regulation Textuals [Abstract]
Accumulated Depreciation and Amortization		$ 402.3	$ 271.9
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%	21.00%	35.00%
Appalachian Power Co [Member]
Regulated Generating Unit to be Retired
Gross Investment		$ 6,563.7	$ 6,509.6
Accumulated Depreciation and Amortization		4,432.3	4,124.4
Total Property, Plant and Equipment, Net		11,081.9	10,668.3
Materials and Supplies		105.2	100.1
Regulatory Assets
Current Regulatory Assets		42.5	99.6
Noncurrent Regulatory Assets		457.2	475.8
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1,268.7	1,449.7
Effects of Regulation Textuals [Abstract]
Secured Debt		248.3	272.3
Accumulated Depreciation and Amortization		4,432.3	4,124.4
Asset Impairments and Other Related Charges		$ 92.9	$ 0.0	$ 0.0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%	21.00%	35.00%
Indiana Michigan Power Co [Member]
Regulated Generating Unit to be Retired
Gross Investment		$ 5,099.7	$ 4,887.2
Accumulated Depreciation and Amortization		3,294.3	3,151.6
Total Property, Plant and Equipment, Net		6,899.7	6,611.2
Materials and Supplies		171.3	167.3
Regulatory Assets
Current Regulatory Assets		3.0	0.0
Noncurrent Regulatory Assets		482.1	512.5
Regulatory Liabilities
Current Regulatory Liabilities		6.1	27.4
Noncurrent Regulatory Liabilities		1,891.4	1,574.5
Effects of Regulation Textuals [Abstract]
Accumulated Depreciation and Amortization		$ 3,294.3	$ 3,151.6
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%	21.00%	35.00%
Ohio Power Co [Member]
Regulated Generating Unit to be Retired
Accumulated Depreciation and Amortization		$ 2,263.0	$ 2,218.6
Total Property, Plant and Equipment, Net		6,907.0	6,274.9
Materials and Supplies		52.3	42.9
Regulatory Assets
Current Regulatory Assets		0.0	0.4
Noncurrent Regulatory Assets		351.8	387.5
Regulatory Liabilities
Current Regulatory Liabilities		2.8	0.0
Noncurrent Regulatory Liabilities		1,090.9	1,221.2
Effects of Regulation Textuals [Abstract]
Secured Debt		0.0	47.8
Accumulated Depreciation and Amortization		$ 2,263.0	$ 2,218.6
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%	21.00%	35.00%
Public Service Co Of Oklahoma [Member]
Regulated Generating Unit to be Retired
Gross Investment		$ 1,574.6	$ 1,577.0
Accumulated Depreciation and Amortization		1,580.1	1,472.9
Total Property, Plant and Equipment, Net		4,103.3	3,966.7
Materials and Supplies		46.8	44.8
Regulatory Assets
Noncurrent Regulatory Assets		375.2	369.0
Regulatory Liabilities
Current Regulatory Liabilities		63.9	20.1
Noncurrent Regulatory Liabilities		837.2	864.7
Effects of Regulation Textuals [Abstract]
Accumulated Depreciation and Amortization		$ 1,580.1	$ 1,472.9
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%	21.00%	35.00%
Southwestern Electric Power Co [Member]
Regulated Generating Unit to be Retired
Gross Investment		$ 4,691.4	$ 4,672.6
Accumulated Depreciation and Amortization		2,873.7	2,808.3
Total Property, Plant and Equipment, Net		7,095.2	6,871.8
Materials and Supplies		94.0	90.0
Regulatory Assets
Current Regulatory Assets		4.9	18.8
Noncurrent Regulatory Assets		222.4	230.8
Regulatory Liabilities
Current Regulatory Liabilities		13.6	11.1
Noncurrent Regulatory Liabilities		892.3	923.0
Effects of Regulation Textuals [Abstract]
Accumulated Depreciation and Amortization		2,873.7	2,808.3
Asset Impairments and Other Related Charges		$ 0.0	$ 0.0	$ 33.6
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%	21.00%	35.00%
Share of Net Investment in Dolet Hills Power Station		$ 157.0
Dolet Hills Lignite Company Unbilled Fixed Costs		106.0
Oxbow Unbilled Fixed Costs		22.0
Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		7,594.6	$ 6,819.8
Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		954.9	925.8
Regulatory Liabilities Approved for Payment [Member] | AEP Transmission Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		540.9	442.9
Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1,268.7	897.8
Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1,891.4	1,408.9
Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1,090.7	1,221.0
Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		837.2	864.7
Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		572.6	616.0
Regulatory Liabilities Pending Final Regulatory Determination [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		863.0	1,720.5
Regulatory Liabilities Pending Final Regulatory Determination [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		362.0	418.5
Regulatory Liabilities Pending Final Regulatory Determination [Member] | AEP Transmission Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.0	78.4
Regulatory Liabilities Pending Final Regulatory Determination [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.0	551.9
Regulatory Liabilities Pending Final Regulatory Determination [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.0	165.6
Regulatory Liabilities Pending Final Regulatory Determination [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.2	0.2
Regulatory Liabilities Pending Final Regulatory Determination [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		319.7	307.0
Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1,808.4	1,477.8
Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		64.9	56.8
Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		65.6	106.4
Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1,370.0	953.9
Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		81.7	148.4
Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		56.2	54.0
Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		10.8	9.4
Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.2	0.2
Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		2,934.5	2,838.1
Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		699.7	660.0
Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Transmission Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		141.0	99.5
Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		635.8	619.3
Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		167.0	182.5
Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		484.8	505.8
Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		286.8	276.8
Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		456.2	440.3
Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		2,851.7	2,503.9
Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		190.3	209.0
Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Transmission Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		399.9	343.4
Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		567.3	172.1
Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		354.4	272.5
Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		524.2	566.8
Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		494.2	533.9
Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		105.6	166.3
Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		862.8	1,720.3
Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		181.7	288.0
Regulatory Assets Pending Final Regulatory Approval [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		30.8	152.6
Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		30.6	44.9
Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		7.7	3.3
Regulatory Assets Pending Final Regulatory Approval [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.1	1.0
Regulatory Assets Pending Final Regulatory Approval [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		34.6	6.0
Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		46.3	64.4
Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		2,977.1	3,022.4
Regulatory Assets Approved for Recovery [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		249.8	277.4
Regulatory Assets Approved for Recovery [Member] | AEP Transmission Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		4.2	12.9
Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		426.6	430.9
Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		474.4	509.2
Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		351.7	386.5
Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		340.6	363.0
Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		176.1	166.4
Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		93.5	79.6
Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.5	9.0
Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		27.4	5.5
Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		35.4	50.6
Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		1,089.2	1,139.5
Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		61.7	85.4
Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		86.9	86.5
Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		296.4	318.7
Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		31.4	71.0
Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		255.3	257.1
Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		37.2	21.4
Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		88.2	208.4
Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		30.1	35.9
Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		7.2	0.5
Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		10.9	13.8
Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		1,887.9	1,882.9
Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		188.1	192.0
Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		339.7	344.4
Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		178.0	190.5
Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		320.3	315.5
Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		85.3	105.9
Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		138.9	145.0
Oklaunion Power Station [Member] | Generating Units Probable of Abandonment [Member]
Regulated Generating Unit to be Retired
Gross Investment		106.7
Accumulated Depreciation and Amortization		86.6
Total Property, Plant and Equipment, Net		20.1
Accelerated Depreciation		27.4
Materials and Supplies		3.2
Cost of Removal Regulatory Liability		$ 5.1
Expected Retirement Date		2020
Remaining Recovery Period, Plant Depreciation		27 years
Effects of Regulation Textuals [Abstract]
Accumulated Depreciation and Amortization		$ 86.6
Oklaunion Power Station [Member] | Generating Units Probable of Abandonment [Member] | Public Service Co Of Oklahoma [Member]
Regulated Generating Unit to be Retired
Gross Investment		106.7
Accumulated Depreciation and Amortization		86.6
Total Property, Plant and Equipment, Net		20.1
Accelerated Depreciation	[1]	27.4
Materials and Supplies		3.2
Cost of Removal Regulatory Liability		$ 5.1
Expected Retirement Date		2020
Remaining Recovery Period, Plant Depreciation		27 years
Effects of Regulation Textuals [Abstract]
Accumulated Depreciation and Amortization		$ 86.6
Dolet Hills Power Station [Member] | Generating Units Probable of Abandonment [Member]
Regulated Generating Unit to be Retired
Gross Investment		338.9
Accumulated Depreciation and Amortization		194.2
Total Property, Plant and Equipment, Net		144.7
Accelerated Depreciation		0.0
Materials and Supplies		5.8
Cost of Removal Regulatory Liability		$ 23.6
Expected Retirement Date		2026
Remaining Recovery Period, Plant Depreciation		27 years
Effects of Regulation Textuals [Abstract]
Accumulated Depreciation and Amortization		$ 194.2
Dolet Hills Power Station [Member] | Generating Units Probable of Abandonment [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Unit to be Retired
Gross Investment		338.9
Accumulated Depreciation and Amortization		194.2
Total Property, Plant and Equipment, Net		144.7
Accelerated Depreciation	[2]	0.0
Materials and Supplies		5.8
Cost of Removal Regulatory Liability		$ 23.6
Expected Retirement Date		2026
Remaining Recovery Period, Plant Depreciation		27 years
Effects of Regulation Textuals [Abstract]
Accumulated Depreciation and Amortization		$ 194.2
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member]
Regulatory Liabilities
Current Regulatory Liabilities		$ 9.1	22.9
Remaining Refund Period		1 year
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Current Regulatory Liabilities		$ 6.1	22.9
Remaining Refund Period		1 year
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Current Regulatory Liabilities		$ 2.8	0.0
Remaining Refund Period		1 year
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member]
Regulatory Liabilities
Current Regulatory Liabilities		$ 77.5	35.7
Remaining Refund Period		1 year
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Current Regulatory Liabilities		$ 0.0	4.5
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Current Regulatory Liabilities		$ 63.9	20.1
Remaining Refund Period		1 year
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Current Regulatory Liabilities		$ 13.6	11.1
Remaining Refund Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning Return [Member]
Regulatory Assets
Current Regulatory Assets		$ 44.7	101.7
Regulatory Asset, Amortization Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Appalachian Power Co [Member]
Regulatory Assets
Current Regulatory Assets		$ 36.8	82.4
Regulatory Asset, Amortization Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Current Regulatory Assets		$ 3.0	0.0
Regulatory Asset, Amortization Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Ohio Power Co [Member]
Regulatory Assets
Current Regulatory Assets		$ 0.0	0.4
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Current Regulatory Assets		$ 4.9	18.8
Regulatory Asset, Amortization Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Not Earning Return [Member]
Regulatory Assets
Current Regulatory Assets		$ 48.2	48.4
Regulatory Asset, Amortization Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Appalachian Power Co [Member]
Regulatory Assets
Current Regulatory Assets		$ 5.7	17.2
Regulatory Asset, Amortization Period		1 year
Plant Retirement Costs - Unrecovered Plant [Member]
Regulated Generating Unit to be Retired
Accumulated Depreciation and Amortization		$ 91.0
Effects of Regulation Textuals [Abstract]
Accumulated Depreciation and Amortization		91.0
Net Book Value of Retired Plants		93.0
Asset Impairments and Other Related Charges		93.0
Plant Retirement Costs - Unrecovered Plant [Member] | Appalachian Power Co [Member]
Regulated Generating Unit to be Retired
Accumulated Depreciation and Amortization		91.0
Effects of Regulation Textuals [Abstract]
Accumulated Depreciation and Amortization		91.0
Net Book Value of Retired Plants		93.0
Asset Impairments and Other Related Charges		93.0
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Effects of Regulation Textuals [Abstract]
Cost of Removal		11.0	20.0
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Effects of Regulation Textuals [Abstract]
Cost of Removal		11.0	20.0
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		35.2	50.3
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		35.2	50.3
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 690.5	680.9
Regulatory Asset, Amortization Period		23 years
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 86.4	85.3
Regulatory Asset, Amortization Period		24 years
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 214.9	232.2
Regulatory Asset, Amortization Period		9 years
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 167.0	153.4
Regulatory Asset, Amortization Period		21 years
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 15.1	0.0
Regulatory Asset, Amortization Period		23 years
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 16.6	17.1
Regulatory Asset, Amortization Period		22 years
Kentucky Deferred Purchase Power Expenses [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 30.2	14.5
Oklaunion Power Station Accelerated Depreciation [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		27.4	5.5
Oklaunion Power Station Accelerated Depreciation [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		27.4	5.5
Other Regulatory Assets Not Yet Being Recovered [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.7	9.3
Other Regulatory Assets Not Yet Being Recovered [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.2	0.3
Other Regulatory Assets Not Yet Being Recovered [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		6.7	15.4
Other Regulatory Assets Not Yet Being Recovered [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		1.4	0.2
Other Regulatory Assets Not Yet Being Recovered [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	0.6
Other Regulatory Assets Not Yet Being Recovered [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.1	3.3
Other Regulatory Assets Not Yet Being Recovered [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.1	1.0
Other Regulatory Assets Not Yet Being Recovered [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	0.5
Other Regulatory Assets Not Yet Being Recovered [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		2.7	3.6
Asset Retirement Obligation Related to Retired Plants [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 87.4	64.3
Regulatory Asset, Amortization Period		21 years
Asset Retirement Obligation Related to Retired Plants [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 30.1	35.3
Asset Retirement Obligation Related to Retired Plants [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		30.1	35.3
Asset Retirement Obligation Related to Retired Plants [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 28.8	21.6
Regulatory Asset, Amortization Period		23 years
Vegetation Management [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 29.4	0.0
Vegetation Management [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		29.4	0.0
Vegetation Management [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 43.6	26.6
Regulatory Asset, Amortization Period		2 years
Vegetation Management [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 43.6	26.6
Regulatory Asset, Amortization Period		2 years
Cook Plant Study Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 7.6	0.0
Cook Plant Study Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		7.6	0.0
Storm Related Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 21.3	31.1
Regulatory Asset, Amortization Period		3 years
Storm Related Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 21.3	31.1
Regulatory Asset, Amortization Period		3 years
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 7.2	152.4
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	152.4
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		7.2	0.0
Asset Retirement Obligation - Louisiana [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		7.2	5.3
Asset Retirement Obligation - Louisiana [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		7.2	5.3
Meter Replacement Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 65.4	74.4
Regulatory Asset, Amortization Period		8 years
Meter Replacement Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 35.2	40.1
Regulatory Asset, Amortization Period		8 years
Meter Replacement Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 30.2	34.3
Regulatory Asset, Amortization Period		8 years
Environmental Controls Projects [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 41.0	43.4
Regulatory Asset, Amortization Period		21 years
Environmental Controls Projects [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 27.8	29.2
Regulatory Asset, Amortization Period		21 years
Environmental Controls Projects [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 13.2	14.2
Regulatory Asset, Amortization Period		13 years
Cook Plant Uprate Project [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 32.6	35.0
Regulatory Asset, Amortization Period		14 years
Cook Plant Uprate Project [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 32.6	35.0
Regulatory Asset, Amortization Period		14 years
Distribution Decoupling [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 31.4	12.3
Regulatory Asset, Amortization Period		2 years
Distribution Decoupling [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 31.4	12.3
Regulatory Asset, Amortization Period		2 years
Over-Recovery of Costs Related to Advanced Metering [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 26.5	45.3
Regulatory Asset, Amortization Period		2 years
Over-Recovery of Costs Related to Advanced Metering [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 26.5	45.3
Regulatory Asset, Amortization Period		2 years
Mitchell Plant Transfer [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 16.2	17.0
Regulatory Asset, Amortization Period		21 years
Michigan Deferred Cook Plant Life Cycle Management Project Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 15.1	16.1
Regulatory Asset, Amortization Period		15 years
Michigan Deferred Cook Plant Life Cycle Management Project Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 15.1	16.1
Regulatory Asset, Amortization Period		15 years
Cook Plant Turbine [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 13.4	15.8
Regulatory Asset, Amortization Period		19 years
Cook Plant Turbine [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 13.4	15.8
Regulatory Asset, Amortization Period		19 years
Ohio Capacity Deferral [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	57.8
Ohio Capacity Deferral [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	57.8
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		48.4	46.1
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.5	1.2
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		4.8	2.4
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	0.9
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.6	0.5
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		8.9	7.2
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		122.8	94.3
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		9.7	9.1
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		9.3	8.3
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		22.3	22.8
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		11.9	11.3
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		5.4	11.0
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		7.9	11.3
Loss on Reacquired Debt [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 129.0	134.2
Regulatory Asset, Amortization Period		29 years
Loss on Reacquired Debt [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 6.4	6.0
Regulatory Asset, Amortization Period		18 years
Loss on Reacquired Debt [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 85.5	89.3
Regulatory Asset, Amortization Period		23 years
Loss on Reacquired Debt [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 17.2	18.7
Regulatory Asset, Amortization Period		29 years
Loss on Reacquired Debt [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 5.3	6.5
Regulatory Asset, Amortization Period		19 years
Loss on Reacquired Debt [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 6.5	4.3
Regulatory Asset, Amortization Period		15 years
Loss on Reacquired Debt [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 6.6	7.4
Regulatory Asset, Amortization Period		24 years
Unrealized Loss on Forward Commitments [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 106.8	104.6
Regulatory Asset, Amortization Period		13 years
Unrealized Loss on Forward Commitments [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 103.6	100.2
Regulatory Asset, Amortization Period		13 years
Cook Nuclear Plant Refueling Outage Levelization [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 63.8	37.5
Regulatory Asset, Amortization Period		3 years
Cook Nuclear Plant Refueling Outage Levelization [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 63.8	37.5
Regulatory Asset, Amortization Period		3 years
Postemployment Benefits [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 34.2	35.6
Regulatory Asset, Amortization Period		4 years
Postemployment Benefits [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 15.9	18.0
Regulatory Asset, Amortization Period		4 years
Postemployment Benefits [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 7.2	6.5
Regulatory Asset, Amortization Period		4 years
Postemployment Benefits [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 7.6	7.9
Regulatory Asset, Amortization Period		4 years
Peak Demand/Energy Efficiency [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Remaining Refund Period		2 years
Peak Demand/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 18.6	31.9
Regulatory Asset, Amortization Period		7 years
Peak Demand/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 19.5	19.7
Regulatory Asset, Amortization Period		7 years
Peak Demand/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	6.3
PJM/SPP Annual Formula Rate True Up [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 7.3	22.0
Regulatory Asset, Amortization Period		2 years
PJM/SPP Annual Formula Rate True Up [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Transmission Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 4.2	12.9
Regulatory Asset, Amortization Period		2 years
PJM Costs and Off-system Sales Margin Sharing [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 17.0	0.0
Remaining Refund Period		2 years
PJM Costs and Off-system Sales Margin Sharing [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	20.1
PJM Costs and Off-system Sales Margin Sharing [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	20.1
Other Regulatory Liabilities Not Yet Being Paid [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.2	0.2
Other Regulatory Liabilities Not Yet Being Paid [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.2	0.2
Excess ADIT Associated with Certain Depreciable Property [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		3,303.0	2,925.7
Excess ADIT Associated with Certain Depreciable Property [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		236.5	251.8
Excess ADIT Associated with Certain Depreciable Property [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Transmission Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		535.7	453.4
Excess ADIT Associated with Certain Depreciable Property [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		718.9	453.5
Excess ADIT Associated with Certain Depreciable Property [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		470.9	362.0
Excess ADIT Associated with Certain Depreciable Property [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		341.6	350.5
Excess ADIT Associated with Certain Depreciable Property [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		405.8	415.2
Excess ADIT Associated with Certain Depreciable Property [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		339.4	370.5
Excess ADIT Associated with Certain Depreciable Property [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		571.8	1,025.3
Excess ADIT Associated with Certain Depreciable Property [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		274.9	277.1
Excess ADIT Associated with Certain Depreciable Property [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | AEP Transmission Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.0	73.9
Excess ADIT Associated with Certain Depreciable Property [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.0	268.2
Excess ADIT Associated with Certain Depreciable Property [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.0	125.0
Excess ADIT Associated with Certain Depreciable Property [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		297.0	280.1
Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 890.5	864.3
Remaining Refund Period		17 years
Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Remaining Refund Period		1 year
Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Transmission Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ (35.4)	(28.5)
Remaining Refund Period		9 years
Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 210.7	84.5
Remaining Refund Period		9 years
Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 184.5	192.6
Remaining Refund Period		5 years
Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 252.3	279.1
Remaining Refund Period		9 years
Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 96.3	126.4
Remaining Refund Period		5 years
Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 27.8	54.3
Remaining Refund Period		1 year
Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 291.0	695.0
Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		87.1	141.4
Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | AEP Transmission Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.0	4.5
Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.0	283.7
Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.0	40.6
Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		22.7	26.9
Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | AEPTHCo's investment in ETT and Transource Energy [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		172.0	172.0
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		2,876.7	2,742.8
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		689.6	645.2
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Transmission Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		141.0	99.5
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		635.3	618.3
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		166.7	182.5
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		446.3	436.6
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		286.8	276.8
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		453.4	437.8
Basic Transmission Cost Rider [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 37.2	68.8
Remaining Refund Period		2 years
Basic Transmission Cost Rider [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 37.2	68.8
Remaining Refund Period		2 years
Excess Earnings [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 8.3	8.9
Remaining Refund Period		34 years
Excess Earnings [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 5.8	6.3
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 215.3	204.9
Remaining Refund Period		43 years
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 9.6	10.8
Remaining Refund Period		43 years
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 25.8	29.4
Remaining Refund Period		20 years
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 51.5	51.5
Remaining Refund Period		25 years
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 3.1	4.5
Remaining Refund Period		12 years
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 6.2	8.7
Remaining Refund Period		41 years
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 0.5	1.0
Remaining Refund Period		41 years
Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 70.0	73.5
Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		4.8	0.0
Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		3.3	3.9
Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		24.9	24.0
Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		2.9	11.3
Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		4.7	2.5
Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1.7	2.4
Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		6.1	8.9
Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.3	0.0
Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1.3	0.4
Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		2.8	2.5
Excess Nuclear Decommissioning Funding [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1,236.0	828.5
Excess Nuclear Decommissioning Funding [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1,236.0	828.5
PJM Transmission Enhancement Refund [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 67.3	164.2
Remaining Refund Period		6 years
PJM Transmission Enhancement Refund [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 19.5	47.7
Remaining Refund Period		6 years
PJM Transmission Enhancement Refund [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 11.8	29.1
Remaining Refund Period		6 years
PJM Transmission Enhancement Refund [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 29.4	71.3
Remaining Refund Period		6 years
Transition and Restoration Charges - Texas [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 50.5	46.0
Remaining Refund Period		10 years
Transition and Restoration Charges - Texas [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 50.5	46.0
Remaining Refund Period		10 years
Spent Nuclear Fuel Liability [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 43.6	42.9
Spent Nuclear Fuel Liability [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		43.6	42.9
Enhanced Service Reliability Plan [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 29.7	43.1
Remaining Refund Period		2 years
Enhanced Service Reliability Plan [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 29.7	43.1
Remaining Refund Period		2 years
Transmission Rate Adjustment Clause [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 28.1	11.3
Remaining Refund Period		2 years
Transmission Rate Adjustment Clause [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 28.1	11.3
Remaining Refund Period		2 years
Deferred Gain on Sale of Rockport Unit 2 [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 27.2	0.0
Remaining Refund Period		3 years
Deferred Gain on Sale of Rockport Unit 2 [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 10.9	0.0
Remaining Refund Period		3 years
Energy Efficiency/Peak Demand Reduction [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 23.0	17.5
Remaining Refund Period		2 years
Energy Efficiency/Peak Demand Reduction [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 19.7	14.9
Remaining Refund Period		2 years
Energy Efficiency/Peak Demand Reduction [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 6.0	2.5
Unrealized Gain on Forward Commitments [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 17.7	45.9
Remaining Refund Period		5 years
Unrealized Gain on Forward Commitments [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 9.3	34.7
Remaining Refund Period		5 years
Income Taxes Subject to Flow Through [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ (1,341.8)	(1,286.1)
Remaining Refund Period		56 years
Income Taxes Subject to Flow Through [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ (46.2)	(42.8)
Remaining Refund Period		13 years
Income Taxes Subject to Flow Through [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Transmission Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ (100.4)	(81.5)
Remaining Refund Period		44 years
Income Taxes Subject to Flow Through [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ (362.3)	(365.9)
Remaining Refund Period		23 years
Income Taxes Subject to Flow Through [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ (301.0)	(282.1)
Remaining Refund Period		19 years
Income Taxes Subject to Flow Through [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ (69.7)	(62.8)
Remaining Refund Period		28 years
Income Taxes Subject to Flow Through [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ (7.9)	(7.7)
Remaining Refund Period		24 years
Income Taxes Subject to Flow Through [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ (261.6)	(258.5)
Remaining Refund Period		28 years
Texas Storm Cost Securitization [Member]
Effects of Regulation Textuals [Abstract]
Secured Debt		$ 235.0
Texas Storm Cost Securitization [Member] | AEP Texas Inc. [Member]
Effects of Regulation Textuals [Abstract]
Secured Debt		$ 235.0
Excess Earnings - Texas [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Remaining Refund Period		12 years
Advanced Metering Infrastructure Surcharge [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 4.3	8.5
Remaining Refund Period		1 year
Materials and Supplies Related to Retired Plants [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.5	9.0
Virginia Generation Rate Adjustment Clause [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 5.1	10.3
Regulatory Asset, Amortization Period		2 years
Virginia Jurisdictional AMR Meters [Member]
Regulated Generating Unit to be Retired
Total Property, Plant and Equipment, Net		$ 51.0
Virginia Jurisdictional AMR Meters [Member] | Appalachian Power Co [Member]
Regulated Generating Unit to be Retired
Total Property, Plant and Equipment, Net		51.0
Over-Recovered Customer Rate Relief - West Virginia [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 5.4	8.8
Remaining Refund Period		1 year
Rate Case Expense - Texas [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 1.0	4.9
Rockport Plant Dry Sorbent Injection System - Indiana [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 10.2	11.5
Regulatory Asset, Amortization Period		8 years
Cook Plant, Unit 2 Baffle Bolts - Indiana [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 5.4	5.7
Regulatory Asset, Amortization Period		19 years
Smart Grid Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 13.7	8.1
Regulatory Asset, Amortization Period		2 years
Distribution Investment Rider [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 0.0	7.8
Distribution Investment Rider [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 10.9	0.0
Regulatory Asset, Amortization Period		2 years
Red Rock Generating Facility [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 8.4	8.6
Regulatory Asset, Amortization Period		37 years
Rate Case Expense - Arkansas [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 5.2	0.8
Regulatory Asset, Amortization Period		5 years
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 1,309.8	1,326.6
Regulatory Asset, Amortization Period		11 years
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 172.0	176.9
Regulatory Asset, Amortization Period		11 years
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 160.8	172.2
Regulatory Asset, Amortization Period		11 years
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 67.5	84.9
Regulatory Asset, Amortization Period		11 years
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 167.3	181.5
Regulatory Asset, Amortization Period		11 years
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 73.4	84.3
Regulatory Asset, Amortization Period		11 years
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 102.6	108.4
Regulatory Asset, Amortization Period		11 years
Other Postretirement Benefit Plans [Member] | Medicare Subsidy [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 23.2	$ 27.9
Regulatory Asset, Amortization Period		5 years
2019 Texas Base Rate Case [Member]
Effects of Regulation Textuals [Abstract]
Asset Impairments and Other Related Charges		$ 33.0
2019 Texas Base Rate Case [Member] | AEP Texas Inc. [Member]
Effects of Regulation Textuals [Abstract]
Asset Impairments and Other Related Charges		33.0
2019 Texas Base Rate Case [Member] | Vegetation Management [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		26.0
2019 Texas Base Rate Case [Member] | Vegetation Management [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		26.0
2019 Texas Base Rate Case [Member] | Excess ADIT Associated with Certain Depreciable Property [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		275.0
2019 Texas Base Rate Case [Member] | Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		71.0
2019 Texas Base Rate Case [Member] | Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 71.0

[1]
(a)
In October 2018, PSO changed depreciation rates to utilize the 2020 end-of-life and defer depreciation expense to a regulatory asset for the amount in excess of the previously OCC-approved depreciation rates for Oklaunion Power Station. See “2018 Oklahoma Base Rate Case” section of Note 4 for additional information.

[2]	Beginning in January 2020, SWEPCo began recording a regulatory asset for accelerated depreciation.